PROVISION FOR INCOME TAXES (Detail Textuals) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Feb. 28, 2018	[1]	Feb. 28, 2017	Feb. 28, 2018	[1]	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Income Tax Disclosure [Abstract]
Net loss	$ (798,464)		$ (13,011)	$ (1,075,521)		$ (22,528)	$ (234,889)	$ (29,690)
Statutory federal income tax rate							34.00%

[1]	Restated